GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Intangible assets, net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 8:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2025 and 2024 were as follows:

Balance as of December 31, 2023	$247,975

Measurement period adjustment	$(889)

Balance as of December 31, 2024	$247,086

Acquisition of Greenbids	$18,980

Balance as of December 31, 2025	$266,066

Goodwill has been recorded as a result of prior acquisitions and represents excess of consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2025, the Company has one reporting unit. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value.

During 2025, the Company completed a global restructuring that resulted in changes to its operating structure. As a result, the Company determined that it now has a single reporting unit, compared to the two reporting units it previously had, and all goodwill previously assigned to the Company's reporting units is now attributed to this single reporting unit.

As part of the Company’s annual impairment test, the Company performed a quantitative goodwill impairment test as of December 31, 2025, which indicated that the fair value exceeded its carrying amount, and therefore, no impairment loss was recorded. The company used the income approach to measure the fair value of the reporting unit. The significant assumptions used in the model mainly relate to the projected revenues and operating income in the forecasted years.

No goodwill impairment was incurred for the years ended December 31, 2025, 2024 and 2023.

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2025:

	December 31, 2024	Additions	Amortization	December 31, 2025

Acquired technology	$124,847	$31,013	$-	$155,860
Accumulated amortization	(62,763)	-	(12,448)	(75,211)
Impairment	(8,749)	-	-	(8,749)
Write-off due to restructuring	(3,384)		-	(3,384)
Acquired technology, net	49,951	31,013	(12,448)	68,516

Customer relationships	57,750	4,492	-	62,242
Accumulated amortization	(29,199)	-	(2,489)	(31,688)
Impairment	(10,426)	-	-	(10,426)
Write-off due to restructuring	(1,984)		-	(1,984)
Customer relationships, net	16,141	4,492	(2,489)	18,144

Tradename and other	21,661	-	-	21,661
Accumulated amortization	(13,726)	-	(316)	(14,042)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	2,825	-	(316)	2,509

Intangible assets, net	$68,917	$35,505	$(15,253)	$89,169

The following is a summary of intangible assets as of December 31, 2024:

	December 31, 2023	Write-off	Amortization	December 31, 2024

Acquired technology	$124,847	$-	$-	$124,847
Accumulated amortization	(51,106)	-	(11,657)	(62,763)
Impairment	(8,749)	-	-	(8,749)
Write-off due to restructuring	-	(3,384)	-	(3,384)
Acquired technology, net	64,992	(3,384)	(11,657)	49,951

Customer relationships	57,750	-	-	57,750
Accumulated amortization	(27,056)	-	(2,143)	(29,199)
Impairment	(10,426)	-	-	(10,426)
Write-off due to restructuring	-	(1,984)	-	(1,984)
Customer relationships, net	20,268	(1,984)	(2,143)	16,141

Tradename and other	21,661	-	-	21,661
Accumulated amortization	(13,159)	-	(567)	(13,726)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	3,392	-	(567)	2,825

Intangible assets, net	$88,652	$(5,368)	$(14,367)	$68,917

The estimated useful life of the intangible assets are as follows:

	Weighted average useful life	Estimated useful life
Acquired technology	7 years	5-7 years
Customer relationship	12 years	8-15 years
Tradename	10 years	10 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2026	$16,804
2027	16,721
2028	15,377
2029	11,269
2030	10,371
Thereafter	18,627

$89,169